Condensed Parent Company Only Financial Statements (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STATEMENTS OF COMPREHENSIVE INCOME
Net Income	$ 2,537,760	$ 2,454,145	$ 2,339,281
Other comprehensive income:
Investment securities available for sale
Unrealized holding gains arising during the period	926,577	4,302,034	(771,357)
Income tax effect	(348,670)	(1,618,855)	290,262
Reclassification of gains recognized in earnings	(1,090,703)	(730,897)	(565,274)
Income tax effect	410,441	275,036	212,713
Total other comprehensive income (loss)	(102,355)	2,227,318	(833,656)
Comprehensive income	2,435,405	4,681,463	1,505,625
Parent Company [Member]
STATEMENTS OF COMPREHENSIVE INCOME
Net Income	2,537,760	2,454,145	2,339,281
Other comprehensive income:
Investment securities available for sale
Unrealized holding gains arising during the period	9,983	3,850	19,319
Income tax effect	(3,757)	(1,449)	(7,270)
Reclassification of gains recognized in earnings	(5,576)	(1,248)	(4,258)
Income tax effect	2,098	470	1,602
Equity in other comprehensive income of subsidiary	(105,103)	2,225,695	(843,049)
Total other comprehensive income (loss)	(102,355)	2,227,318	(833,656)
Comprehensive income	$ 2,435,405	$ 4,681,463	$ 1,505,625